Fees and Expenses	Aug. 01, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The following table describes the fees and expenses that you will pay if you buy, hold and sell shares of The Adirondack Small Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees Paid directly from your investment):
Shareholder Fees [Table]

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]

Management Fees	1.08%
Distribution (and/or Service) (12b-1) Fees	None
Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.53%
Fee Waiver and/or Expense Reimbursement (1)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.48%

(1)	The Fund’s advisor, Adirondack Research and Management, Inc. (the “Advisor”), has contractually agreed to waive management fees and/or reimburse the Fund expenses it incurs, but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs, borrowing costs (such as interests and dividends on securities sold short), taxes, extraordinary expenses, and costs of acquired funds) at 1.48% of its average daily net assets until August 1, 2026. The agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within three years after the waived or reimbursed expenses occurred, if the Fund is able to make the repayment without exceeding the lesser of its current expense limitation or the expense limitation in effect at the time of the reduction, and the repayment is approved by the Board of Trustees.

Expense Example [Heading]	Expense Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 year	3 years	5 years	10 years
$151	$478	$829	$1,819

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.91% of the average value of its portfolio.

Adirondack Small Cap Fund
Prospectus [Line Items]
Portfolio Turnover, Rate	38.91%